Inventories (Tables)	9 Months Ended
Sep. 30, 2023
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consist of following:
	September 30, 2023	December 31, 2022

Finished goods	$4,308	$207,645
Work-in-progress	-	266,488
Supplies and packing materials	-	12,823
Less: Allowance for obsolete inventory	-	(173,426)
Total, net	$4,308	$313,530